SHARE CAPITAL - Schedule of Stock Option Activity (Details)	1 Months Ended				12 Months Ended
	Jul. 31, 2019 $ / shares shares	Jul. 31, 2019 $ / shares shares	May 31, 2014 $ / shares shares	May 31, 2014 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Options, Opening Balance | shares					93,750	156,250
Weighted Average Exercise Price ($Cdn), Opening Balance					$ 1.200	$ 1.200
Weighted Average Fair Value ($Cdn), Opening Balance					$ 0.480	$ 0.480
Number of Options, Forfeited | shares						(62,500)
Weighted Average Exercise Price ($Cdn), Forfeited						$ 1.200
Weighted Average Fair Value ($Cdn), Forfeitures						$ 0.480
Number of Options, Expired | shares					(93,750)
Weighted Average Exercise Price ($Cdn),Expired					$ 1.200
Weighted Average Fair Value ($Cdn), Expired					$ (0.480)
Number of Options, Granted | shares	40,000	40,000	210,000	210,000	1,040,000
Weighted Average Exercise Price ($Cdn), Granted | (per share)	$ 0.065	$ 0.05	$ 1.20	$ 1.12	$ 0.065
Weighted Average Fair Value ($Cdn), Granted					$ 0.065
Number of Options, Closing Balance | shares					1,040,000	93,750	156,250
Weighted Average Exercise Price ($Cdn), Closing Balance					$ 0.065	$ 1.200	$ 1.200
Weighted Average Fair Value ($Cdn), Closing Balance					$ 0.065	$ 0.480	$ 0.480
Weighted average remaining contractual life (in years), granted					4 years 5 months 26 days
Weighted Average Remaining Contractual Life (In Years), Outstanding					4 years 5 months 26 days	4 months 20 days	1 year 4 months 20 days